Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Plans
Contribution by group	$ 8,027,949	$ 14,444,210	$ 15,096,793